Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement
12.
FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2024:

	As of December 31, 2023
US$	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Financial liability	—	—	247,265	247,265
Convertible debts	—	—	12,516,331	12,516,331

	As of December 31, 2024
US$	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Financial liability	—	—	189,279	189,279

The tables below reflect the reconciliation from the opening balances to the closing balances for recurring fair value measurements categorized as Level 3 of the fair value hierarchy for the years ended December 31, 2022, 2023 and 2024:

		For the Year Ended December 31, 2022
			Gain or Losses
US$	January 1, 2022	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Foreign Currency Translation Adjustment	December 31, 2022
Liabilities:
Financial liability	63,924	—	190,557	—	(12,088)	242,393

		For the Year Ended December 31, 2023
			Gain or Losses
US$	January 1, 2023	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Foreign Currency Translation Adjustment	December 31, 2023
Liabilities:
Financial liability	242,393	—	8,959	—	(4,087)	247,265
Convertible debts	—	11,053,172	1,463,159	—	—	12,516,331

		For the Year Ended December 31, 2024
			Gain or Losses
US$	January 1, 2024	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Conversion of convertible debts into preference shares	Conversion of convertible debts into short-term borrowing (see Note 8)	Accrued interests (see Note10)	Foreign Currency Translation Adjustment	December 31, 2024
Liabilities:
Financial liability	247,265	—	(54,859)	—	—	—	—	(3,127)	189,279
Convertible debts	12,516,331	—	(90,521)	—	(9,651,560)	(2,086,695)	(612,443)	(75,112)	—

For the financial liability that does not have a quoted market rate, the Group measured its fair value using the option-pricing model with the assistance of an independent third-party valuation firm. The Group estimated the fair value of the convertible debts by the sum of the fair value of the straight bond determined by the discounted cash flows method and fair value of the conversion right determined by option pricing model with the assistance of an independent third-party valuation firm. These inputs used in the analysis were classified as Level 3 inputs within the fair value hierarchy due to the lack of observable market data and activity. If different estimates and assumptions had been used, the fair values of the preference shares and ordinary shares could be significantly different, and the fair value of the convertible debts may materially differ from the recognized amount.

The fair values of financial liability as of December 31, 2023 and 2024, are estimated with the following key assumptions:

	December 31,	December 31,
	2023	2024
Risk-free rate of return (per annum)	3.94%	4.27%
Volatility	57.37%	62.8%
Expected dividend yield	0.0%	0.0%
Expected term	3.8 years	2.8 years
Fair value of the Company’s ordinary shares	US$0.05 per share	US$0.05 per share

The fair values of convertible debts as of December 31, 2023 are estimated with the following key assumptions:

December 31,
2023
Risk-free rate of return (per annum)	2.25%
Volatility	39.73%
Expected dividend yield	0.0%
Expected term	0.1 years
Fair value of the Company’s ordinary shares	US$0.05 per share

The risk-free rate of return was based on the U.S. Treasury rate for the expected remaining life of the warrants. The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s warrant liabilities. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract term to exercise the warrants. The fair value of the Company’s equity interest was estimated by management involving assumptions including discount rate, risk free interest rate and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity and operating history and prospects.